PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 4,022,275	$ 3,412,335
Less accumulated depreciation	(253,681)	(162,649)
Net Assets	3,768,594	3,249,686
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total Assets	3,285,708	3,059,448
Building fixtures, facilities and furniture
PROPERTY AND EQUIPMENT, NET
Total Assets	225,971	191,771
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total Assets	27,284	20,773
Landscaping
PROPERTY AND EQUIPMENT, NET
Total Assets	23,254	21,653
Office Equipment and Fixtures
PROPERTY AND EQUIPMENT, NET
Total Assets	3,742	3,485
Auto
PROPERTY AND EQUIPMENT, NET
Total Assets	43,641	40,636
Construction in progress
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 412,675	$ 74,569